FAIR VALUE MEASUREMENTS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 17 – FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Valuation is based on unadjusted quoted prices in active markets for identical assets and liabilities that are accessible at the reporting date. Because valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
Level 2: Valuation is determined from pricing inputs that are other than quoted prices in active markets that are either directly or indirectly observable as of the reporting date. Observable inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and interest rates and yield curves that are observable at commonly quoted intervals.
Level 3: Valuation is based on inputs that are both significant to the fair value measurement and unobservable. Level 3 inputs include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value generally require significant management judgment or estimation.
Liabilities measured at fair value on a recurring basis
The balances of the Company’s liabilities measured at fair value on a recurring basis as of March 31, 2024, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	6	—	—	6
	$6	$—	$—	$6
The balances of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2023, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	3	—	—	3
	$3	$—	$—	$3
The following is a description of the methodologies used to estimate the fair values of liabilities measured at fair value on a recurring basis and within the fair value hierarchy.
Warrant liabilities
Prior to the business combination, TCAC issued warrants to purchase 10,000,000 Class A ordinary shares at a price of $11.50 per whole share, as part of the units offered by the prospectus for their initial public offering and, simultaneously with the closing of their initial public offering, issued in a private placement an aggregate of 6,000,000 private placement warrants, each exercisable to purchase one Class A ordinary share at a price of $11.50 per share.
The Company utilizes a fair value approach to account for its warrants based on the quoted price at March 31, 2024, the calculation is consistent with ASC 820, Fair Value Measurement, with changes in fair value recorded in current earnings.
At March 31, 2024, the value of the public warrants was approximately $6,400 using a closing price of $0.0004.
Changes in Fair Value
The following tables provides a roll-forward in the changes in fair value in the public warrants for the three months ended March 31, 2024 (in thousands):

Warrants
Balance, January 1, 2024	$3
Change in fair value	3
Balance, March 31, 2024	$6
Changes in fair value included in earnings for the period relating to liabilities held at March 31, 2024	$3
There were no transfers of financial liabilities between levels of the fair value hierarchy during the three months ended March 31, 2024.
Other Fair Value Considerations – Carrying value of accounts receivables, contract assets, prepaid expenses and other assets, accounts payable and accrued expenses approximate fair value due to their short-term maturities and/or low credit risk.

NOTE 18 – FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities).
The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Valuation is based on unadjusted quoted prices in active markets for identical assets and liabilities that are accessible at the reporting date. Because valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
Level 2: Valuation is determined from pricing inputs that are other than quoted prices in active markets that are either directly or indirectly observable as of the reporting date. Observable inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and interest rates and yield curves that are observable at commonly quoted intervals.
Level 3: Valuation is based on inputs that are both significant to the fair value measurement and unobservable. Level 3 inputs include situations where there is little, if any, market activity for the financial instrument. The inputs into the determination of fair value generally require significant management judgment or estimation.
Liabilities measured at fair value on a recurring basis
The balances of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022, are as follows (in thousands):

For the year ended December 31, 2022	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	338	—	—	338
	$338	$—	$—	$338
For the year ended December 31, 2023	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
Public warrants	3	—	—	3
	$3	$—	$—	$3
The following is a description of the methodologies used to estimate the fair values of liabilities measured at fair value on a recurring basis and within the fair value hierarchy.
Warrant liabilities
Prior to the business combination, TCAC issued warrants to purchase 10,000,000 Class A ordinary shares at a price of $11.50 per whole share, as part of the units offered by the prospectus for their initial public offering and, simultaneously with the closing of their initial public offering, issued in a private placement an aggregate of 6,000,000 private placement warrants, each exercisable to purchase one Class A ordinary share at a price of $11.50 per share.
The Company utilizes a fair value approach to account for its warrants based on the quoted price at December 31, 2023, and the calculation is consistent with ASC 820, Fair Value Measurement, with changes in fair value recorded in current earnings.
At December 31, 2023, the value of the public and private warrants was approximately $3,200 using a closing price of $0.0002. At December 31, 2022, the value of the public and private warrants was approximately $0.3 million using a closing price of $0.0211.
Changes in Fair Value
The following tables provides a roll-forward in the changes in fair value for the years ended December 31, 2023 and 2022, for all liabilities for which the Company determines fair value on a recurring basis (in thousands):

Warrants
Balance, January 1, 2022	$—
Assumed in business combination at fair value	$4,496
Change in value	$(4,158)
Balance, December 31, 2022	$338
Changes in fair value included in earnings for the period relating to liabilities held at December 31, 2022	$(4,158)

Balance, January 1, 2023	$338
Change in fair value	(335)
Balance, December 31, 2023	$3
Changes in fair value included in earnings for the period relating to liabilities held at December 31, 2023	$(335)
There were no transfers of financial liabilities between levels of the fair value hierarchy during the year ended December 31, 2023.
Other Fair Value Considerations - Carrying value of accounts receivables, contract assets, prepaid expenses and other assets, accounts payable and accrued expenses approximate fair value due to their short-term maturities and/or low credit risk.